Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment information for the periods presented below was as follows:

	Onshore Pipeline Transportation	Offshore Pipeline Transportation	Refinery Services	Marine Transportation	Supply & Logistics	Total
Three Months Ended March 31, 2015
Segment Margin (a)	$14,323	$25,198	$19,160	$25,693	$9,747	$94,121
Capital expenditures (b)	$68,591	$2,053	$1,212	$16,576	$36,776	$125,208
Revenues:
External customers	$15,831	$790	$48,435	$54,640	$407,161	$526,857
Intersegment (c)	3,237	—	(2,311)	2,731	(3,657)	—
Total revenues of reportable segments	$19,068	$790	$46,124	$57,371	$403,504	$526,857
Three Months Ended March 31, 2014
Segment Margin (a)	$14,689	$13,403	$20,872	$20,457	$7,930	$77,351
Capital expenditures (b)	$23,896	$10,384	$302	$10,959	$57,237	$102,778
Revenues:
External customers	$15,503	$947	$57,107	$51,090	$895,072	$1,019,719
Intersegment (c)	4,470	—	(2,914)	5,203	(6,759)	—
Total revenues of reportable segments	$19,973	$947	$54,193	$56,293	$888,313	$1,019,719
Total assets by reportable segment were as follows:

	March 31, 2015	December 31, 2014
Onshore pipeline transportation	$491,072	$460,012
Offshore pipeline transportation	637,412	645,668
Refinery services	401,164	403,703
Marine transportation	744,797	745,128
Supply and logistics	934,699	907,189
Other assets	62,996	68,674
Total consolidated assets	3,272,140	3,230,374

(a)	A reconciliation of Segment Margin to net income for the periods is presented below.

(b)
Capital expenditures include maintenance and growth capital expenditures, such as fixed asset additions (including enhancements to existing facilities and construction of growth projects) as well as acquisitions of businesses and interests in equity investees. In addition to construction of growth projects, capital spending in our pipeline transportation segment included $1.8 million during the three months ended March 31, 2015 and $10.4 million during the three months ended March 31, 2014 representing capital contributions to our SEKCO equity investee to fund our share of the construction costs for its pipeline.

(c)	Intersegment sales were conducted under terms that we believe were no more or less favorable than then-existing market conditions.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
Reconciliation of Segment Margin to net income:

	Three Months Ended March 31,
	2015	2014
Segment Margin	$94,121	$77,351
Corporate general and administrative expenses	(12,299)	(11,061)
Depreciation and amortization	(27,125)	(19,280)
Interest expense	(19,215)	(12,804)
Adjustment to exclude distributable cash generated by equity investees not included in income and include equity in investees net income (1)	(10,383)	(5,777)
Non-cash items not included in Segment Margin	(2,614)	3,325
Cash payments from direct financing leases in excess of earnings	(1,362)	(1,338)
Income tax expense	(908)	(641)
Net income	20,215	29,775

(1)	Includes distributions attributable to the quarter and received during or promptly following such quarter.